Cash and Cash Equivalents - Disclosure of Cash and Cash Equivalents (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	[1]	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash and cash equivalents	€ 12,263	€ 8,744	[1]	€ 10,768		€ 10,768
Cash classified as Assets held for sale						260
Bank overdrafts						(2)
Bank overdrafts classified as Liabilities held for sale						(1)
Net cash and cash equivalents	€ 12,263	€ 8,744				€ 11,026	€ 11,347

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.